CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (5,792,561)	$ (14,545,275)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and amortization	21,172	14,721
Common stock and warrants issued for services.	129,500	300,000
Common stock and warrants issued for liabilities	0	536,128
Stock based compensation amortization.	2,737,500	0
Loss on debt settlement	0	1,282,650
Loss on derivative liability option.	0	539,500
Loss on legal settlement.	349,000	10,923,600
Changes in Operating Assets and Liabilities:
Prepaid expenses	(203,621)	(1,861)
Other current assets and receivables	(81,544)	(40,000)
Accounts payable and accrued expenses	431,021	(586,565)
Accrued compensation-officers	5,000	(133,319)
Accrued interest.	476	(11,109)
Net cash used in discontinued operations	(69,181)	(153,991)
Net cash used in operating activities	(2,473,238)	(1,875,521)
INVESTING ACTIVITIES:
Purchase of fixed assets	(22,294)	(45,411)
Net cash used in investing activities	(22,294)	(45,411)
FINANCING ACTIVITIES:
Proceeds from the sale of common stock and warrants.	1,492,500	4,205,000
Proceeds from note payable	190,251	0
Proceeds from note payable-related party	0	250,000
Repurchase of common stock	(1,354,999)	(100,000)
Payment of deferred financing costs	(27,050)	0
Repayment of note payable	(20,821)	0
Net cash provided by financing activities	279,881	4,355,000
INCREASE/(DECREASE) IN CASH	(2,215,651)	2,434,068
CASH AT BEGINNING OF PERIOD	2,216,102	166,939
CASH AT END OF PERIOD	451	2,601,007
Supplemental Cash Flow Disclosures:
Interest expense	898	0
Income taxes	0	0
Non cash investing and financing activities:
Forgiveness of accrued compensation due to officers	190,596	0
Loss on debt settlement	0	1,282,650
Loss on legal settlement	0	10,923,600
Share repurchase liability	$ 1,144,000	$ 0